UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2017

		Fair
Common Stocks - 70.7%	Shares	Value
Energy Equipment & Services - 3.0%
United States - 3.0%
Halliburton Company	15,500	$828,630

Exploration & Production - 40.3%
France - 3.1%
Total S.A.	17,200	859,484
Netherlands - 7.1%
Royal Dutch Shell Plc	38,500	1,997,765
Norway - 4.5%
Statoil ASA	71,800	1,263,680
United Kingdom - 4.4%
BP Plc	36,064	1,223,291
United States - 21.2%
Anadarko Petroleum Corporation	13,500	872,775
Centennial Resource Development, Inc.(2)	15,000	282,150
Chevron Corporation	14,000	1,575,000
EOG Resources, Inc.	9,338	905,693
Oasis Petroleum, Inc.(2)	9,000	127,440
Pioneer Natural Resource Company	8,858	1,647,322
RSP Permian, Inc.(2)	13,000	513,370
		11,267,970
Integrated Oil & Gas - 2.1%
Canada - 2.1%
Suncor Energy, Inc.	18,500	579,605

Large Cap Diversified - 2.2%
United States - 2.2%
Kinder Morgan, Inc.	13,000	633,100

Natural Gas Gatherers & Processors - 5.2%
United States - 5.2%
Targa Resources Corporation	25,926	1,464,819

Oil & Gas Exploration & Production - 15.9%
Canada - 3.3%
Canadian Natural Resources Ltd	19,000	545,490
Seven Generations Energy Ltd(2)	20,500	379,412
United States - 12.6%
Antero Resources Corporation(2)	17,000	407,660
Callon Petroleum Company(2)	38,000	479,560
Cimarex Energy Company	5,000	628,600
Concho Resources, Inc.(2)	4,400	582,780
Newfield Exploration Company(2)	14,000	510,440
Parsley Energy, Inc.(2)	18,987	577,015
Range Resources Corporation	12,000	331,440
		4,442,397

Oil & Gas Refining & Marketing - 2.0%
United States - 2.0%
Rice Energy, Inc.(2)	30,000	559,500
Total Common Stocks (Cost $19,378,110)		$19,776,021

MLP Investments and Related Companies - 30.3%
General Partners - 2.6%
United States - 2.6%
Plains GP Holdings, L.P.	22,500	$739,575

Large Cap Diversified - 5.1%
United States - 5.1%
Energy Transfer Partners, L.P.	37,888	1,432,545

Natural Gas Gatherers & Processors - 9.4%
United States - 9.4%
American Midstream Partners, L.P.	29,000	459,650
DCP Midstream, L.P.	38,400	1,505,280
EnLink Midstream Partners, L.P.	35,000	655,200
		2,620,130
Propane - 3.7%
United States - 3.7%
NGL Energy Partners, L.P.	46,943	1,042,134

Shipping - 8.3%
Republic of the Marshall Islands - 8.3%
GasLog Partners, L.P.	48,000	1,142,400
Golar LNG Partners, L.P.	52,000	1,172,080
		2,314,480
Upstream - 1.2%
United States - 1.2%
Mid-Con Energy Partners, L.P.(3)	116,279	322,093
Total MLP Investments and Related Companies (Cost $8,080,608)		$8,470,957

Fixed Income - 12.7%
Exploration & Production - 9.2%
United States - 9.2%
Continental Resources, Inc., 3.800%, due 06/01/2024	500,000	$465,625
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	1,615,000
Range Resources Corporation, 5.000%, due 03/15/2023(4)	500,000	485,625
		2,566,250
Industrials - 3.5%
United States - 3.5%
Bill Barrett Corporation, 7.000%, due 10/15/2022	300,000	299,250
Bill Barrett Corporation, 7.625%, due 10/01/2019	673,000	673,000
		972,250
Total Fixed Income (Cost $3,821,779)		$3,538,500

Total Investments - 113.7% (Cost $31,280,497)	$31,785,478
Liabilities in Excess of Other Assets - (13.7%)	(3,829,230)
Net Assets Applicable to Common Stockholders - 100.0%	$27,956,248

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2017. As such, it is classified as a non-income producing security as of February 28, 2017.
(3)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on August 11, 2016 at $250,000 and the fair value accounted for 1.15% of the Fund's net assets as of February 28, 2017.

(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of February 28, 2017, the value of these investments was $485,625, or 1.74% of total net assets.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Cost of investments	$31,280,497
Gross unrealized appreciation	2,116,878
Gross unrealized depreciation	(1,611,897)
Net unrealized appreciation	$504,981

* The above table only reflects tax adjustments through November 30, 2016.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Energy Income Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2017	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$19,776,021	$19,776,021	$-	$-
Master Limited Partnerships and Related Companies (a)	8,470,957	8,148,864	322,093	-

Total Equity Securities	28,246,978	27,924,885	322,093	-
Notes
Senior Notes(a)	3,538,500	-	3,538,500	-
Total Notes	3,538,500	-	3,538,500	-
Total	$31,785,478	$27,924,885	$3,860,593	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2017.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2017

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing Energy Income Fund

By (Signature and Title)  /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer
Date  April 28, 2017

By (Signature and Title)  /s/ John H. Alban
  John H. Alban, Treasurer & Chief Financial Officer

Date  April 28, 2017